Leases - Lease Term and Discount Rate (Details) - Benson Hill, Inc	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term (years):
Finance leases	10 years 6 months	2 years
Operating leases	3 years 2 months 12 days	1 year 9 months 18 days
Weighted-average discount rate:
Finance leases	8.70%	5.50%
Operating leases	6.90%	6.50%